Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Intangible assets
Balance, at the beginning of the year	€ 9,194	€ 12,407
Balance, at the end of the year	7,400	9,194	€ 12,407
Intangible assets	7,400	9,194	12,407	€ 12,407
Biomarkers and databases
Intangible assets
Impairment expense	158	1,067	4,700
Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	1,545	3,174
Balance, at the end of the year	906	1,545	3,174
Intangible assets	906	1,545	3,174
Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	6,396	6,506
Balance, at the end of the year	6,066	6,396	6,506
Intangible assets	6,066	6,396	6,506
Internally generated /acquired | Centometabolome
Intangible assets
Balance, at the beginning of the year	2,540	1,099
Balance, at the end of the year	2,181	2,540	1,099
Intangible assets	€ 2,181	2,540	1,099
Remaining useful life	6 years
Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	€ 1,253	2,727
Balance, at the end of the year	428	1,253	2,727
Intangible assets	428	1,253	2,727
Cost
Intangible assets
Balance, at the beginning of the year	30,827	28,040	21,534
Additions	1,727	2,787	6,657
Deconsolidation			(151)
Balance, at the end of the year	32,554	30,827	28,040
Intangible assets	32,554	30,827	28,040
Cost | Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	14,374	13,922	12,022
Additions	162	749	1,900
Reclassification		(297)
Balance, at the end of the year	14,536	14,374	13,922
Intangible assets	14,536	14,374	13,922
Cost | Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	11,168	9,219	6,502
Additions	1,515	1,652	2,717
Reclassification		297
Balance, at the end of the year	12,683	11,168	9,219
Intangible assets	12,683	11,168	9,219
Cost | Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	5,285	4,899	3,010
Additions	50	386	2,040
Deconsolidation			(151)
Balance, at the end of the year	5,335	5,285	4,899
Intangible assets	5,335	5,285	4,899
Accumulated depreciation, amortization and impairment
Intangible assets
Balance, at the beginning of the year	(21,633)	(15,633)	(7,389)
Amortization and impairment	3,521	6,000	8,368
Deconsolidation			(124)
Balance, at the end of the year	(25,154)	(21,633)	(15,633)
Intangible assets	(25,154)	(21,633)	(15,633)
Accumulated depreciation, amortization and impairment | Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	(12,829)	(10,748)	(3,831)
Amortization and impairment	801	2,149	6,917
Reclassification		(68)
Balance, at the end of the year	(13,630)	(12,829)	(10,748)
Intangible assets	(13,630)	(12,829)	(10,748)
Accumulated depreciation, amortization and impairment | Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	(4,772)	(2,713)	(1,770)
Amortization and impairment	1,845	1,991	943
Reclassification		68
Balance, at the end of the year	(6,617)	(4,772)	(2,713)
Intangible assets	(6,617)	(4,772)	(2,713)
Accumulated depreciation, amortization and impairment | Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	(4,032)	(2,172)	(1,788)
Amortization and impairment	875	1,860	508
Deconsolidation			(124)
Balance, at the end of the year	(4,907)	(4,032)	(2,172)
Intangible assets	€ (4,907)	€ (4,032)	€ (2,172)